Other Long-Term Loan (Details) - Schedule of Change During the Year - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Change During the Year [Abstract]
Beginning of the year	$ 128	$ 129	$ 134
Interest expenses	6	6	6
Foreign currency translation adjustment	6	(7)	(11)
End of year	$ 140	$ 128	$ 129